Provisions - Summary of Provisions Analysed as Current and Non-Current (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [Line Items]
Current	$ 21	$ 22
Non-current	22	17
Provisions current and non-current	43	39
Commercial litigation and disputes
Disclosure of other provisions [Line Items]
Current	11
Non-current	1
Provisions current and non-current	12	14
Self-insurance reserves
Disclosure of other provisions [Line Items]
Current	4
Non-current	7
Provisions current and non-current	11	9
Other
Disclosure of other provisions [Line Items]
Current	6
Non-current	14
Provisions current and non-current	$ 20	$ 16